UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.21%
	Consumer Discretionary - 5.92%
	Auto Components - 1.48%
158,800	BorgWarner, Inc. (a)	8,878,508

	Internet & Catalog Retail - 1.85%
159,100	Expedia, Inc.	11,082,906

	Specialty Retail - 2.59%
113,167	Vitamin Shoppe, Inc. (a)	5,885,816
164,300	Williams-Sonoma, Inc.	9,575,404
		15,461,220
	Total Consumer Discretionary (Cost $26,881,763)	35,422,634

	Consumer Staples - 3.29%
	Food & Staples Retailing - 2.55%
175,900	The Fresh Market, Inc. (a)	7,123,950
140,400	Whole Foods Market, Inc.	8,119,332
		15,243,282
	Food Products - 0.74%
42,900	The JM Smucker Co.	4,445,298
	Total Consumer Staples (Cost $17,688,095)	19,688,580

	Energy - 5.99%
	Energy Equipment & Services - 5.99%
203,500	Baker Hughes, Inc.	11,245,410
125,438	CARBO Ceramics, Inc.	14,617,290
352,978	Forum Energy Technologies Inc. (a)	9,975,158
	Total Energy (Cost $28,069,273)	35,837,858

	Financials - 2.18%
	Capital Markets - 0.95%
81,500	Financial Engines Inc. (a)	5,662,620

	Diverse Financial Services - 1.23%
32,900	IntercontinentalExchange Group, Inc. (a)	7,399,868
	Total Financials (Cost $6,718,176)	13,062,488

	Health Care - 28.92%
	Biotechnology - 4.23%
222,000	Cepheid, Inc. (a)	10,371,840
152,500	Gilead Sciences, Inc. (a)	11,460,375
172,100	Sarepta Therapeutics, Inc. (a)	3,505,677
		25,337,892
	Health Care Equipment & Supplies - 7.97%
1,416,200	Accuray Inc. (a)	12,335,102
323,565	Align Technology, Inc. (a)	18,491,739
92,463	Baxter International Inc.	6,430,802
142,250	Oxford Immunotec Global PLC (a)(b)	2,756,805
248,000	Quidel Corp. (a)	7,660,720
		47,675,168
	Health Care Technology - 1.73%
77,050	athenahealth Inc. (a)	10,363,225

	Life Sciences Tools & Services - 5.78%
123,300	Agilent Technologies, Inc.	7,051,527
164,200	Charles River Laboratories International, Inc. (a)	8,709,168
64,100	Illumina, Inc. (a)	7,090,742
285,125	PerkinElmer, Inc.	11,755,704
		34,607,141
	Pharmaceuticals - 9.21%
67,314	Actavis plc (a)(b)	11,308,752
328,100	Akorn, Inc. (a)	8,081,103
96,804	Allergan, Inc.	10,752,988
439,600	Hospira, Inc. (a)	18,146,688
44,400	Perrigo Co. PLC (a)(b)	6,813,624
		55,103,155
	Total Health Care (Cost $106,607,292)	173,086,581

	Industrials - 12.24%
	Aerospace & Defense - 1.05%
141,000	Hexcel Corp. (a)	6,301,290

	Air Freight & Logistics - 1.25%
127,800	C.H. Robinson Worldwide, Inc.	7,455,852

	Commercial Services & Supplies - 2.44%
251,300	Healthcare Servics Group, Inc.	7,129,381
64,305	Stericycle, Inc. (a)	7,470,312
		14,599,693
	Construction & Engineering - 1.51%
286,100	Quanta Services, Inc. (a)	9,029,316

	Electrical Equipment - 1.14%
49,100	Roper Industries, Inc.	6,809,188

	Electrical Equipment, Instruments & Components - 1.14%
62,600	Acuity Brands, Inc.	6,843,432

	Machinery - 2.72%
170,176	Chart Industries, Inc. (a)	16,275,632

	Professional Services - 0.99%
93,400	The Advisory Board Co. (a)	5,946,778
	Total Industrials (Cost $50,035,499)	73,261,181

	Information Technology - 34.48%
	Communications Equipment - 5.86%
338,000	ADTRAN, Inc.	9,129,380
79,700	F5 Networks, Inc. (a)	7,241,542
413,100	Juniper Networks, Inc. (a)	9,323,667
126,100	QUALCOMM, Inc.	9,362,925
		35,057,514
	Computers & Peripherals - 5.15%
28,200	Apple Inc.	15,823,302
285,400	EMC Corp.	7,177,810
190,200	NetApp, Inc. (a)	7,824,828
		30,825,940
	Electronic Equipment, Instruments & Components - 2.43%
104,704	FARO Technologies, Inc. (a)	6,104,243
263,300	National Instruments Corp.	8,430,866
		14,535,109
	Internet Software & Services - 6.07%
150,013	Akamai Technologies, Inc. (a)	7,077,613
51,000	Equinix, Inc. (a)	9,049,950
219,775	Facebook Inc. (a)	12,012,902
7,300	Google Inc. - Class A (a)	8,181,183
		36,321,648
	IT Services - 3.26%
167,066	NeuStar, Inc. (a)	8,329,911
439,000	ServiceSource International Inc. (a)	3,678,820
165,345	Teradata Corp. (a)	7,521,544
		19,530,275
	Semiconductors & Semiconductor Equipment - 2.32%
286,900	Broadcom Corp. - Class A	8,506,585
213,715	Semtech Corp. (a)	5,402,715
		13,909,300
	Software - 9.39%
62,500	ACI Worldwide, Inc. (a)	4,062,500
16,100	ANSYS, Inc. (a)	1,403,920
244,800	BroadSoft Inc. (a)	6,692,832
116,391	Citrix Systems, Inc. (a)	7,361,731
559,700	Fortinet Inc. (a)	10,707,061
147,000	MICROS Systems, Inc. (a)	8,433,390
194,600	Red Hat, Inc. (a)	10,905,384
74,200	VMware, Inc. (a)	6,656,482
		56,223,300
	Total Information Technology (Cost $152,871,852)	206,403,086

	Materials - 4.19%
	Chemicals - 4.19%
64,900	Ecolab Inc.	6,767,123
99,163	FMC Corp.	7,482,840
92,900	Monsanto Co.	10,827,495
	Total Materials (Cost $14,558,856)	25,077,458

	TOTAL COMMON STOCKS (Cost $403,430,806)	581,839,866

	SHORT TERM INVESTMENTS - 5.32%
	Investment Company - 5.32%
31,819,810	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	31,819,810
	Total Investment Company	31,819,810

	TOTAL SHORT TERM INVESTMENTS (Cost $31,819,810)	31,819,810

	Total Investments (Cost ($435,250,616) - 102.53%	613,659,676
	Liabilities in Excess of Other Assets - (2.53)%	(15,137,793)
	TOTAL NET ASSETS - 100.00%	$598,521,883

PLC -	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $20,879,181 (3.49% of net assets) at December 31, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$435,250,616
Gross unrealized appreciation	182,140,034
Gross unrealized depreciation	(3,730,974)
Net unrealized appreciation	$178,409,060

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 88.09%
	Consumer Discretionary - 5.07%
	Automobiles - 0.89%
9,400	Ford Motor Co. (a)	145,042

	Hotels, Restaurants & Leisure - 3.12%
1,300	Las Vegas Sands Corp.	102,531
3,000	McDonald's Corp.	291,090
600	Wynn Resorts Ltd.	116,526
		510,147
	Media - 1.06%
3,350	Comcast Corp.	174,083
	Total Consumer Discretionary (Cost $718,961)	829,272

	Consumer Staples - 10.56%
	Beverages - 1.77%
7,000	The Coca Cola Co.	289,170

	Food Products - 5.10%
4,700	General Mills, Inc.	234,577
4,900	Kraft Foods Group, Inc. - Class A	264,208
12,200	Pinnacle Foods Inc.	335,012
		833,797
	Household Products - 3.69%
3,000	The Clorox Co.	278,280
4,000	The Procter & Gamble Co.	325,640
		603,920
	Total Consumer Staples (Cost $1,449,556)	1,726,887

	Energy - 15.31%
	Energy Equipment & Services - 2.79%
5,300	Franks Internationall NV. (a)(b)	143,100
2,800	National Oilwell Varco Inc.	222,684
1,000	Schlumberger Ltd. (b)	90,110
		455,894
	Oil, Gas & Consumable Fuels - 12.51%
3,100	Access Midstream Partners LP.	175,398
4,600	EQT Midstream Partners LP.	270,434
3,150	HollyFrontier Corp.	156,524
16,650	Midcoast Energy Partners LP (a)	325,507
2,200	Occidental Petroleum Corp.	209,220
5,000	Phillips 66 Partners LP. (a)	189,650
10,200	Plains GP Holdings LP - Class A (a)	273,053
7,600	Valero Energy Partners LP (a)	261,820
4,750	Western Gas Equity Partners LP.	187,673
		2,049,279
	Total Energy (Cost $2,033,669)	2,505,173

	Financials - 10.42%
	Capital Markets - 0.68%
350	BlackRock, Inc.	110,765

	Commercial Banks - 1.43%
5,150	Wells Fargo & Co.	233,810

	Consumer Finance - 1.80%
3,850	Capital One Financial Corp.	294,949

	Diversified Financial Services - 4.79%
1,400	Berkshire Hathaway Inc. (a)	165,984
3,100	CME Group Inc.	243,225
2,100	McGraw Hill Financial, Inc.	164,220
3,600	JPMorgan Chase & Co.	210,528
		783,957
	Insurance - 1.72%
6,000	Arthur J. Gallagher & Co.	281,580
	Total Financials (Cost $1,520,080)	1,705,061

	Health Care - 11.40%
	Health Care Providers & Services - 0.61%
1,900	Landauer, Inc.	99,959

	Pharmaceuticals - 10.80%
6,000	GlaxoSmithKline PLC - ADR (b)	320,340
4,000	Johnson & Johnson	366,360
6,000	Merck & Co., Inc.	300,300
3,350	Novartis AG. - ADR (b)	269,273
1,300	Novo Nordisk A/S - ADR (b)	240,188
5,050	Sanofi - ADR (b)	270,832
		1,767,293
	Total Health Care (Cost $1,674,497)	1,867,252

	Industrials - 12.93%
	Aerospace & Defense - 3.37%
1,250	The Boeing Co.	170,613
20,000	Exelis Inc.	381,200
		551,813
	Air Freight & Logistics - 1.12%
3,150	C.H. Robinson Worldwide, Inc.	183,771

	Commercial Services & Supplies - 3.47%
10,000	Pitney Bowes Inc.	233,000
3,000	Republic Services, Inc.	99,600
5,250	Waste Management, Inc.	235,567
		568,167
	Electrical Equipment - 0.41%
2,500	ABB Ltd. - ADR (b)	66,400

	Industrial Conglomerates - 2.57%
15,000	General Electric Co.	420,450

	Road & Rail - 1.99%
3,500	Norfolk Southern Corp.	324,905
	Total Industrials (Cost $1,588,394)	2,115,506

	Information Technology - 14.49%
	Communications Equipment - 2.62%
9,500	Cisco Systems, Inc.	213,275
2,900	QUALCOMM, Inc.	215,325
		428,600
	Computers & Peripherals - 2.67%
780	Apple Inc.	437,666

	IT Services - 1.53%
5,500	Paychex, Inc.	250,415

	Semiconductors & Semiconductor Equipment - 3.71%
8,200	Broadcom Corp. - Class A	243,130
14,000	Intel Corp.	363,440
		606,570
	Software - 3.96%
9,100	Activision Blizzard, Inc.	162,253
7,300	Microsoft Corp.	273,238
5,550	Oracle Corp.	212,343
		647,834
	Total Information Technology (Cost $1,968,116)	2,371,085

	Materials - 3.73%
	Chemicals - 2.03%
1,600	Ashland Inc.	155,264
2,200	LyondellBasell Industries NV (b)	176,616
		331,880
	Containers & Packaging - 0.87%
3,850	MeadWestvaco Corp.	142,181

	Metals & Mining - 0.83%
5,000	SunCoke Energy Partners LP. (a)	135,500
	Total Materials (Cost $502,627)	609,561

	Telecommunication Services - 2.29%
	Diversified Telecommunications - 2.29%
5,350	AT&T Inc.	188,106
3,800	Verizon Communications Inc.	186,732
	Total Telecommunication Services (Cost $346,889)	374,838

	Utilities - 2.88%
	Electric Utilities - 2.18%
6,000	Exelon Corp.	164,340
4,800	NRG Yield, Inc.	192,048
		356,388
	Gas Utilities - 0.70%
5,000	Questar Corp.	114,950
	Total Utilities (Cost $433,436)	471,338

	TOTAL COMMON STOCKS (Cost $12,236,225)	14,575,973

	REITS - 0.60%
	Financials - 0.60%
	Real Estate Investment Trusts (REITs) - 0.60%
2,000	Digital Realty Trust, Inc.	98,240
	Total Financials (Cost $126,197)	98,240

	TOTAL REITS (Cost $126,197)	98,240

	SHORT TERM INVESTMENTS - 11.63%
	Investment Companies - 11.63%
1,600,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	1,600,000
303,318	The STIT-Treasury Portfolio - 0.02% (c)	303,318
	Total Investment Companies	1,903,318

	TOTAL SHORT TERM INVESTMENTS (Cost $1,903,318)	1,903,318

	Total Investments (Cost ($14,265,740) - 101.32%	16,577,531
	Liabilities in Excess of Other Assets - (1.32)%	(215,719)
	TOTAL NET ASSETS - 100.00%	$16,361,812

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securites amounted to $1,576,859 (9.64% of net assets) at December 31, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$14,265,740
Gross unrealized appreciation	2,419,067
Gross unrealized depreciation	(107,276)
Net unrealized appreciation	$2,311,791

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 88.32%
	Consumer Discretionary - 8.32%
	Diversified Consumer Services - 1.78%
589,900	LifeLock, Inc. (a)	9,680,259

	Household Durables - 2.79%
230,000	iRobot Corp. (a)	7,997,100
360,000	TRI Pointe Homes, Inc. (a)	7,174,800
		15,171,900
	Leisure Equipment & Products - 1.41%
577,200	Black Diamond, Inc. (a)	7,694,076

	Textiles, Apparel & Luxury Goods - 2.34%
136,700	Oxford Industries, Inc.	11,027,589
55,000	Vince Holding Corp. (a)	1,686,850
		12,714,439
	Total Consumer Discretionary (Cost $35,554,994)	45,260,674

	Consumer Staples - 2.04%
	Food Products - 2.04%
700,621	Boulder Brands, Inc. (a)	11,111,849
	Total Consumer Staples (Cost $9,497,614)	11,111,849

	Financials - 1.30%
	Diversified Financial Services - 1.30%
105,400	MarketAxess Holdings, Inc. (a)	7,048,098
	Total Financials (Cost $3,149,980)	7,048,098

	Health Care - 15.34%
	Biotechnology - 1.10%
139,900	Agios Pharmaceuticals, Inc. (a)	3,350,605
110,000	Foundation Medicine, Inc. (a)	2,620,200
		5,970,805
	Health Care Equipment & Supplies - 9.05%
204,000	Abaxis, Inc. (a)	8,164,080
1,246,800	Accuray Inc. (a)	10,859,627
154,600	ICU Medical, Inc. (a)	9,849,566
261,625	Meridian Bioscience, Inc.	6,940,911
102,675	Neogen Corp. (a)	4,692,248
283,901	Quidel Corp. (a)	8,769,702
		49,276,134
	Health Care Providers & Services - 0.81%
234,661	National Research Corp. (a)(c)	4,416,320

	Health Care Technology - 4.38%
203,600	HealthStream, Inc. (a)	6,671,972
73,200	Medidata Solutions, Inc. (a)	4,433,724
498,103	Omnicell, Inc. (a)	12,716,570
		23,822,266
	Total Health Care (Cost $68,322,105)	83,485,525

	Industrials - 11.06%
	Building Products - 1.51%
228,900	Apogee Enterprises, Inc.	8,219,799

	Commercial Services & Supplies - 0.92%
245,100	Heritage-Crystal Clean, Inc. (a)(c)	5,022,099

	Construction & Engineering - 1.30%
283,100	MYR Group Inc. (a)	7,100,148

	Electrical Equipment - 2.88%
109,473	Power Solutions International, Inc. (a)	8,221,422
271,900	Thermon Group Holdings Inc. (a)	7,431,027
		15,652,449
	Machinery - 1.15%
87,700	Proto Labs, Inc. (a)	6,242,486

	Professional Services - 3.30%
85,200	Exponent, Inc. (a)	6,597,888
191,500	WageWorks, Inc. (a)	11,382,760
		17,980,648
	Total Industrials (Cost $45,246,420)	60,217,629

	Information Technology - 44.32%
	Communications Equipment - 4.04%
141,030	EXFO, Inc. (a)(b)	671,303
665,600	Procera Networks, Inc. (a)	9,997,312
796,000	Ruckus Wireless Inc. (a)	11,303,200
		21,971,815
	Electronic Equipment, Instruments & Components - 3.28%
383,900	DTS, Inc. (a)	9,205,922
148,514	FARO Technologies, Inc. (a)	8,658,366
		17,864,288
	Internet Software & Services - 16.71%
100,000	Benefitfocus, Inc. (a)	5,774,000
319,400	comScore Inc. (a)	9,138,034
126,600	Cornerstone OnDemand, Inc. (a)	6,752,844
314,801	E2open, Inc. (a)	7,526,892
142,005	Envestnet, Inc. (a)	5,722,802
1,166,200	Internap Network Services Corp. (a)	8,769,824
339,500	LogMeIn, Inc. (a)	11,390,225
276,700	SciQuest, Inc. (a)	7,880,416
168,100	SPS Commerce Inc. (a)	10,976,930
307,400	Xoom Corp. (a)	8,413,538
1,881,100	Zix Corp. (a)	8,577,816
		90,923,321
	Semiconductors & Semiconductor Equipment - 3.89%
115,204	NVE Corp. (a)(c)	6,714,089
564,350	PDF Solutions, Inc. (a)	14,458,647
		21,172,736
	Software - 16.40%
51,100	ACI Worldwide, Inc. (a)	3,321,500
267,000	Ellie Mae, Inc. (a)	7,174,290
263,700	Exa Corp. (a)(c)	3,496,662
234,900	FleetMatics Group PLC (a)(b)	10,159,425
52,800	Guidewire Software Inc. (a)	2,590,896
251,400	Imperva Inc. (a)	12,099,882
1,302,700	Mitek Systems, Inc. (a)	7,738,038
420,528	Proofpoint, Inc. (a)	13,948,914
260,633	PROS Holdings, Inc. (a)	10,399,257
263,000	Synchronoss Technologies, Inc. (a)	8,171,410
562,433	Tangoe, Inc. (a)	10,129,418
		89,229,692
	Total Information Technology (Cost $199,459,546)	241,161,852

	Materials - 3.06%
	Chemicals - 0.99%
302,650	Marrone Bio Innovations, Inc. (a)(c)	5,381,117

	Metals & Mining - 2.07%
695,760	Horsehead Holding Corp. (a)	11,278,270
	Total Materials (Cost $12,681,660)	16,659,387

	Telecommunication Services - 2.88%
	Diversified Telecommunication Services - 2.03%
1,088,100	8x8, Inc. (a)	11,055,096

	Wireless Telecommunication Services - 0.85%
253,000	RingCentral, Inc. (a)	4,647,610
	Total Telecommunication Services (Cost $13,858,647)	15,702,706

	TOTAL COMMON STOCKS (Cost $387,770,141)	480,647,720

	SHORT TERM INVESTMENTS - 12.92%
	Investment Companies - 12.92%
53,500,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	53,500,000
16,804,751	The STIT-Treasury Portfolio - 0.02% (d)	16,804,751
	Total Investment Companies	70,304,751

	TOTAL SHORT TERM INVESTMENTS (Cost $70,304,751)	70,304,751

	Total Investments (Cost ($458,075,717) - 101.24%	550,952,471
	Liabilities in Excess of Other Assets - (1.24)%	(6,713,877)
	TOTAL NET ASSETS - 100.00%	$544,238,594

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $10,830,728 (1.99% of net assets) at December 31, 2013.
(c)	Portion of this security deemed illiquid. The total value of these securities amounted to $6,422,015 (1.18% of net assets) at December 31, 2013.
(d)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$458,075,717
Gross unrealized appreciation	93,797,017
Gross unrealized depreciation	(920,263)
Net unrealized appreciation	$92,876,754

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 55.80%
	Consumer Discretionary - 3.18%
	Automobiles - 0.23%
200,000	Ford Motor Co. (a)	3,086,000

	Hotels, Restaurants & Leisure - 1.53%
210,000	McDonald's Corp.	20,376,300

	Media - 1.42%
598,000	Lions Gate Entertainment Corp. (a)(e)	18,932,680
	Total Consumer Discretionary (Cost $40,579,488)	42,394,980

	Consumer Staples - 10.55%
	Beverages - 2.43%
400,000	The Coca Cola Co.	16,524,000
20,000	Diageo PLC - ADR (e)	2,648,400
100,000	Dr. Pepper Snapple Group, Inc.	4,872,000
100,000	PepsiCo, Inc.	8,294,000
		32,338,400
	Food & Staples Retailing - 1.08%
50,000	Costco Wholesale Corp.	5,950,500
125,000	Sysco Corp.	4,512,500
50,000	Wal-Mart Stores, Inc.	3,934,500
		14,397,500
	Food Products - 3.24%
100,000	Campbell Soup Co.	4,328,000
110,000	ConAgra Foods, Inc.	3,707,000
300,000	General Mills, Inc.	14,973,000
85,000	Kellogg Co.	5,190,950
200,000	Kraft Foods Group, Inc. - Class A	10,784,000
115,000	Mondelez International Inc.	4,059,500
		43,042,450
	Household Products - 3.80%
157,000	The Clorox Co.	14,563,320
30,000	Colgate-Palmolive Co.	1,956,300
150,000	Kimberly-Clark Corp.	15,669,000
225,000	The Procter & Gamble Co.	18,317,250
		50,505,870
	Total Consumer Staples (Cost $111,775,084)	140,284,220

	Energy - 15.37%
	Energy Equipment & Services - 2.03%
165,000	Baker Hughes, Inc.	9,117,900
100,300	Patterson-UTI Energy, Inc.	2,539,596
120,000	Schlumberger Ltd. (e)	10,813,200
35,000	Tidewater Inc.	2,074,450
50,000	Transocean Ltd. (e)	2,471,000
		27,016,146
	Oil, Gas & Consumable Fuels - 13.34%
322,175	BP PLC - ADR (e)	15,660,927
100,000	Chevron Corp.	12,491,000
340,000	ConocoPhillips	24,020,999
140,000	Delek Logistics Partners LP	4,431,000
197,300	EQT Midstream Partners LP.	11,599,267
175,000	Exxon Mobil Corp.	17,710,000
100,000	Hess Corp.	8,300,000
387,000	HollyFrontier Corp.	19,230,030
110,600	Kinder Morgan Inc.	3,981,600
150,000	Marathon Oil Corp.	5,295,000
50,000	Marathon Petroleum Corp.	4,586,500
362,100	Midcoast Energy Partners LP (a)	7,079,055
75,000	MPLX LP	3,340,500
50,000	Phillips 66	3,856,500
290,600	Royal Dutch Shell PLC. - ADR (e)	20,711,062
360,000	Susser Petroleum Partners LP.	11,944,800
92,400	Valero Energy Partners LP. (a)	3,183,180
		177,421,420
	Total Energy (Cost $150,336,113)	204,437,566

	Financials - 1.55%
	Capital Markets - 0.12%
25,000	Northern Trust Corp.	1,547,250

	Insurance - 1.43%
200,000	The Allstate Corp.	10,908,000
50,000	Arthur J. Gallagher & Co.	2,346,500
60,000	Chubb Corp.	5,797,800
		19,052,300
	Total Financials (Cost $13,964,302)	20,599,550

	Health Care - 5.80%
	Health Care Equipment & Services - 1.55%
85,000	Abbott Laboratories	3,258,050
250,000	Baxter International, Inc.	17,387,500
		20,645,550
	Pharmaceuticals - 4.25%
80,000	Eli Lilly & Company	4,080,000
300,000	GlaxoSmithKline PLC - ADR (e)	16,017,000
200,000	Johnson & Johnson	18,318,000
200,000	Merck & Co., Inc.	10,010,000
200,000	Pfizer, Inc.	6,126,000
50,000	Teva Pharmaceutical Industries Ltd. - ADR (e)	2,004,000
		56,555,000
	Total Health Care (Cost $61,919,265)	77,200,550

	Industrials - 5.55%
	Aerospace & Defense - 1.08%
100,000	The Boeing Co.	13,649,000
35,000	Exelis Inc.	667,100
		14,316,100
	Commercial Services & Supplies - 2.43%
916,300	Pitney Bowes Inc.	21,349,790
24,650	Republic Services, Inc.	818,380
225,000	Waste Management, Inc.	10,095,750
		32,263,920
	Industrial Conglomerates - 1.73%
820,000	General Electric Co.	22,984,600

	Machinery - 0.09%
15,000	Illinois Tool Works Inc.	1,261,200

	Road & Rail - 0.22%
100,000	CSX Corp.	2,877,000
	Total Industrials (Cost $47,516,944)	73,702,820

	Information Technology - 7.03%
	Communications Equipment - 1.69%
1,000,000	Cisco Systems, Inc. (g)	22,450,000

	Computers & Peripherals - 0.04%
1,000	Apple Inc.	561,110

	Electronic Equipment, Instruments & Components - 0.13%
100,000	Corning Inc.	1,782,000

	IT Services - 1.69%
115,000	International Business Machines Corp. (IBM)	21,570,550
20,000	Paychex, Inc.	910,600
		22,481,150
	Semiconductors & Semiconductor Equipment - 1.64%
840,000	Intel Corp.	21,806,400

	Software - 1.84%
655,000	Microsoft Corp.	24,516,650
	Total Information Technology (Cost $83,705,233)	93,597,310

	Materials - 3.05%
	Chemicals - 1.63%
305,000	The Dow Chemical Co.	13,542,000
125,000	E.I. du Pont de Nemours and Co.	8,121,250
		21,663,250
	Metals & Mining - 1.42%
200,000	Barrick Gold Corp. (e)	3,526,000
25,000	BHP Billiton Ltd. - ADR (e)	1,705,000
480,000	Newmont Mining Corp.	11,054,400
45,000	Rio Tinto PLC - ADR (e)	2,539,350
		18,824,750
	Total Materials (Cost $42,072,727)	40,488,000

	Telecommunication Services - 3.39%
	Diversified Telecommunications - 3.39%
750,000	AT&T Inc.	26,370,000
380,000	Verizon Communications Inc.	18,673,200
	Total Telecommunication Services (Cost $44,474,927)	45,043,200

	Utilities - 0.35%
	Gas Utilities - 0.22%
125,000	Questar Corp.	2,873,750

	Multi-Utilities - 0.13%
50,000	OGE Energy Corp.	1,695,000
	Total Utilities (Cost $3,231,721)	4,568,750

	TOTAL COMMON STOCKS (Cost $599,575,804)	742,316,946

	REITS - 1.10%
	Financials - 1.10%
	Real Estate Investment Trusts (REITs) - 1.10%
185,000	Digital Realty Trust, Inc.	9,087,200
25,000	Plum Creek Timber Co, Inc.	1,162,750
140,000	Weyerhaeuser Co.	4,419,800
	Total Financials (Cost $16,289,776)	14,669,750

	TOTAL REITS (Cost $16,289,776)	14,669,750

	CONVERTIBLE BONDS - 5.70%
	Consumer Discretionary - 3.74%
	Media - 3.74%
	Lions Gate Entertainment Inc. (b)
$ 2,000,000	4.000%, 01/11/2017	6,077,500
30,000,000	1.250%, 04/15/2018	37,050,000
	Live Nation Entertainment Inc.
6,500,000	2.875%, 07/15/2027	6,621,875
	Total Consumer Discretionary (Cost $38,413,111)	49,749,375

	Health Care - 0.55%
	Health Care Equipment & Supplies - 0.19%
	Alere, Inc.
2,250,000	3.000%, 05/15/2016	2,539,688

	Health Care Providers & Services - 0.36%
	Omnicare Inc.
4,500,000	3.250%, 12/15/2035	4,831,875
	Total Health Care (Cost $6,809,094)	7,371,563

	Information Technology - 0.95%
	Software - 0.95%
	BroadSoft, Inc.
5,500,000	1.500%, 07/01/2018	5,555,000
	Rovi Corp.
7,000,000	2.625%, 02/15/2040	7,087,500
	Total Information Technology (Cost $12,229,355)	12,642,500

	Materials - 0.46%
	Metals & Mining - 0.46%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	6,103,125
	Total Materials (Cost $7,500,000)	6,103,125

	TOTAL CONVERTIBLE BONDS (Cost $64,951,560)	75,866,563

	CORPORATE BONDS - 16.75%
	Consumer Discretionary - 3.20%
	Hotels, Restaurants & Leisure - 0.16%
	Marina District Finance Co., Inc.
2,000,000	9.875%, 08/15/2018	2,172,500

	Leisure Equipment & Products - 0.18%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,354,000

	Media - 2.86%
	Lions Gate Entertainment Corp. (b)(e)
30,000,000	5.250%, 08/01/2018	30,450,000
	Live Nation Entertainment Inc. (d)(f)
1,500,000	7.000%, 09/01/2020 (Aquired 8/15/2012, Cost $1,509,375)	1,635,000
	Sirius XM Radio, Inc. (d)(f)
2,000,000	4.250%, 05/15/2020 (Aquired 9/19/2013, Cost $1,862,653)	1,895,000
4,000,000	5.875%, 10/01/2020 (Aquired 9/19/2013, Cost $4,000,000)	4,090,000
		38,070,000
	Total Consumer Discretionary (Cost $41,480,184)	42,596,500

	Consumer Staples - 0.53%
	Food & Staples Retailing - 0.53%
	The Pantry, Inc.
6,650,000	8.375%, 08/01/2020	7,098,875
	Total Consumer Staples (Cost $6,801,604)	7,098,875

	Energy - 3.69%
	Oil, Gas & Consumable Fuels - 3.69%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	12,780,000
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,615,625
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	16,263,999
	Kodiak Oil & Gas Corp. (e)
4,500,000	8.125%, 12/01/2019	5,017,500
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,125,000
	United Refining Co.
6,492,000	10.500%, 02/28/2018	7,303,500
	Total Energy (Cost $45,928,307)	49,105,624

	Health Care - 2.30%
	Health Care Providers & Services - 1.00%
	Acadia Healthcare Co., Inc.
1,948,000	12.875%, 11/01/2018	2,366,820
	Examworks Group, Inc.
10,000,000	9.000%, 07/15/2019	10,875,000
		13,241,820
	Pharmaceuticals - 1.30%
	Salix Pharmaceuticals, Ltd. (f)
800,000	6.000%, 01/15/2021	822,000
	Valeant Pharmaceuticals International, Inc: (d)(f)
3,000,000	6.750%, 10/01/2017 (Aquired various dates, Cost $3,113,100)	3,210,000
3,250,000	6.750%, 08/15/2018 (Aquired various dates, Cost $3,318,750)(e)	3,587,188
4,000,000	6.875%, 12/01/2018 (Aquired various dates, Cost $4,153,345)	4,300,000
	Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
5,000,000	7.750%, 09/15/2018 (e)	5,437,500
		17,356,688
	Total Health Care (Cost $28,346,120)	30,598,508

	Industrials - 3.50%
	Aerospace & Defense - 0.82%
	Kratos Defense & Security Solutions, Inc.
2,200,000	10.000%, 06/01/2017	2,384,250
	TransDigm, Inc.
6,100,000	7.750%, 12/15/2018	6,572,750
2,000,000	5.500%, 10/15/2020	1,965,000
		10,922,000
	Commercial Services & Supplies - 0.38%
	The ADT Corp. (d)(f)
400,000	6.250%, 10/15/2021(Aquired 9/24/2013, Cost $400,000)	420,500
	R. R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,650,000
		5,070,500
	Construction & Engineering - 0.45%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,993,125

	Electrical Equipment, Instruments & Components - 1.31%
	Polypore International, Inc.
16,500,000	7.500%, 11/15/2017	17,479,688

	Machinery - 0.28%
	Mueller Water Products Inc.
3,570,000	7.375%, 06/01/2017	3,677,100

	Road & Rail - 0.26%
	Quality Distribution LLC/QD Capital Corp.
3,150,000	9.875%, 11/01/2018	3,504,375
	Total Industrials (Cost $44,931,823)	46,646,788

	Information Technology - 2.08%
	Cable & Satellite TV - 0.27%
	CCO Holdings LLC / CCO Holdings Capital Corp. (d)(f)
3,706,000	5.250%, 03/15/2021 (Aquired Various Dates, Cost $3,520,125)	3,557,760

	Internet Software & Services - 0.16%
	Bankrate Inc. (d)(f)
2,000,000	6.125%, 08/15/2018 (Aquired Various Dates, Cost $2,030,000)	2,090,000

	IT Services - 0.88%
	iGATE Corp.
11,000,000	9.000%, 05/01/2016	11,742,500

	Software - 0.77%
	ACI Worldwide, Inc. (d)(f)
3,750,000	6.375%, 08/15/2020 (Aquired 8/15/2013, Cost $3,750,000)	3,928,125
	Audatex North America, Inc. (d)(f)
6,000,000	6.000%, 06/15/2021 (Aquired on various dates, Cost $6,026,250)	6,315,000
		10,243,125
	Total Information Technology (Cost $26,772,043)	27,633,385

	Materials - 1.22%
	Chemicals - 0.61%
	Kraton Performance Polymers, Inc.
1,225,000	6.750%, 03/01/2019	1,295,438
	Omnova Solutions, Inc.
2,510,000	7.875%, 11/01/2018	2,710,800
	Tronox Finance LLC.
4,000,000	6.375%, 08/15/2020	4,100,000
		8,106,238
	Construction Materials - 0.16%
	Headwaters, Inc. (d)
2,000,000	7.250%, 01/15/2019 (Aquired 12/5/2013, Cost $2,057,500)	2,065,000

	Metals & Mining - 0.45%
	Molycorp Inc.
6,000,000	10.000%, 06/01/2020	5,985,000
	Total Materials (Cost $15,986,291)	16,156,238

	Telecommunication Services - 0.23%
	Diversified Telecommunications - 0.23%
	Consolidated Communications
2,600,000	10.875%, 06/01/2020	3,009,500
	Total Telecommunication Services (Cost $2,793,632)	3,009,500

	TOTAL CORPORATE BONDS (Cost $213,040,004)	222,845,418

	SHORT TERM INVESTMENTS - 20.00%
	Investment Companies - 20.00%
130,500,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	130,500,000
5,015,664	SEI Daily Income Treasury II - Class B - 0.01% (c)	5,015,664
130,500,000	The STIT-Treasury Portfolio - 0.02% (c)	130,500,000
	Total Investment Companies	266,015,664

	TOTAL SHORT TERM INVESTMENTS (Cost $266,015,664)	266,015,664

	Total Investments (Cost ($1,159,872,808) - 99.35%	1,321,714,341
	Other Assets in Excess of Liabilities - 0.65%	8,597,580
	TOTAL NET ASSETS - 100.00%	$1,330,311,921

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $73,699,280 (5.54% of net assets) at December 31, 2013.
(c)	7-day yield
(d)	Restricted security deemed liquid. The total value of restricted securities is $37,093,573 (2.79% of net assets) at December 31, 2013.
(e)	Foreign Issued Security. The total value of these securities amounted to $141,520,806 (10.64% of net assets) at December 31, 2013.
(f)	144A Security. The total value of restricted securities is $35,850,573 (2.69% of net assets) at December 31, 2013.
(g)	Portion of the investments are segregated as collateral for open written options contracts.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$1,159,872,808
Premium on options written	163,647
Gross unrealized appreciation	175,255,519
Gross unrealized depreciation	(13,637,589)
Net unrealized appreciation	$161,617,930

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
December 31, 2013 (Unaudited)

Contracts		Value
CALL OPTIONS
	Cisco Systems, Inc.
5,000	Expiration: July 2014, Exercise Price: $24.00	$355,000

	International Business Machines Corp. (IBM)
150	Expiration: February 2014, Exercise Price: $195.00	32,250
	Total Written Options (Premium received $163,647)	$387,250

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Growth Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.61%
	Consumer Discretionary - 14.34%
	Hotels, Restaurants & Leisure - 4.56%
87,000	McDonald's Corp.	8,441,610
442,400	MGM Resorts International (a)	10,405,248
106,900	Starwood Hotels & Resorts Worldwide, Inc.	8,493,205
		27,340,063
	Household Durables - 1.89%
138,500	Harman International Industries, Inc.	11,336,225

	Media - 3.08%
136,300	AMC Networks, Inc. (a)	9,283,393
101,800	Discovery Communications, Inc. (a)	9,204,756
		18,488,149
	Textiles, Apparel & Luxury Goods - 4.81%
111,500	Coach, Inc.	6,258,495
173,800	NIKE, Inc.	13,667,632
102,600	Under Armour, Inc. - Class A (a)	8,956,980
		28,883,107
	Total Consumer Discretionary (Cost $59,064,588)	86,047,544

	Consumer Staples - 5.82%
	Food & Staples Retailing - 3.29%
198,300	Walgreen Co.	11,390,352
144,000	Whole Foods Market, Inc.	8,327,520
		19,717,872
	Food Products - 2.53%
87,500	The JM Smucker Co. - Class A	9,066,750
174,100	Mondelez International Inc.	6,145,730
		15,212,480
	Total Consumer Staples (Cost $28,319,696)	34,930,352

	Energy - 5.55%
	Energy Equipment & Services - 5.55%
221,976	Baker Hughes, Inc.	12,266,393
84,076	Dril-Quip, Inc. (a)	9,242,475
130,950	Schlumberger Ltd. (b)	11,799,905
	Total Energy (Cost $29,032,306)	33,308,773

	Financials - 11.87%
	Capital Markets - 4.78%
39,200	Affiliated Managers Group, Inc. (a)	8,501,696
47,500	The Goldman Sachs Group, Inc.	8,419,850
190,510	Northern Trust Corp.	11,790,664
		28,712,210
	Diversified Financial Services - 7.09%
141,100	CME Group Inc.	11,070,706
53,200	IntercontinentalExchange Group, Inc. (a)	11,965,744
202,900	JPMorgan Chase & Co.	11,865,592
97,700	McGraw Hill Financial, Inc.	7,640,140
		42,542,182
	Total Financials (Cost $50,017,177)	71,254,392

	Health Care - 11.75%
	Health Care Equipment & Supplies - 7.21%
257,300	Abbott Laboratories	9,862,309
331,666	Align Technology, Inc. (a)	18,954,711
138,800	Baxter International, Inc.	9,653,540
114,400	Haemonetics Corp. (a)	4,819,672
		43,290,232
	Life Sciences Tools & Services - 1.04%
134,575	Quintiles Transnational Holdings Inc. (a)	6,236,206

	Pharmaceuticals - 3.50%
133,736	Allergan, Inc.	14,855,395
120,524	Eli Lilly & Co.	6,146,724
		21,002,119
	Total Health Care (Cost $44,553,087)	70,528,557

	Industrials - 17.49%
	Aerospace & Defense - 1.76%
77,500	The Boeing Co.	10,577,975

	Air Freight & Logistics - 1.74%
72,500	FedEx Corp.	10,423,325

	Building Products - 1.52%
199,825	Fortune Brands Home & Security Inc.	9,132,003

	Commercial Services & Supplies - 1.25%
64,600	Stericycle, Inc. (a)	7,504,582

	Electrical Equipment - 2.06%
176,500	Emerson Electric Co.	12,386,770

	Industrial Conglomerates - 3.24%
75,300	3M Co.	10,560,825
317,100	General Electric Co.	8,888,313
		19,449,138
	Machinery - 3.37%
122,000	Chart Industries, Inc. (a)	11,668,080
110,700	Pentair Ltd. (b)	8,598,069
		20,266,149
	Professional Services - 1.48%
69,400	Towers Watson & Co.	8,856,134

	Trading Companies & Distributors - 1.07%
25,100	W.W. Grainger, Inc.	6,411,042
	Total Industrials (Cost $66,382,292)	105,007,118

	Information Technology - 26.95%
	Communications Equipment - 4.94%
290,900	Cisco Systems, Inc.	6,530,705
52,700	F5 Networks, Inc. (a)	4,788,322
445,600	Juniper Networks, Inc. (a)	10,057,192
111,400	QUALCOMM, Inc.	8,271,450
		29,647,669
	Computers & Peripherals - 6.08%
42,900	Apple Inc.	24,071,619
493,900	EMC Corp.	12,421,585
		36,493,204
	Electronic Equipment, Instruments & Components - 0.98%
183,900	National Instruments Corp.	5,888,478

	Internet Software & Services - 8.94%
168,600	Akamai Technologies, Inc. (a)	7,954,548
164,100	eBay Inc. (a)	9,007,449
50,900	Equinix, Inc. (a)	9,032,205
245,397	Facebook Inc. (a)	13,413,400
12,700	Google Inc. - Class A (a)	14,233,017
		53,640,619
	IT Services - 1.45%
39,200	Visa Inc.	8,729,056

	Semiconductors & Semiconductor Equipment - 3.04%
246,300	Altera Corp.	8,012,139
345,200	Broadcom Corp. - Class A	10,235,180
		18,247,319
	Software - 1.52%
237,700	Oracle Corp.	9,094,402
	Total Information Technology (Cost $112,006,870)	161,740,747

	Materials - 3.84%
	Chemicals - 3.84%
66,200	Ecolab Inc.	6,902,674
60,900	Monsanto Co.	7,097,895
69,700	Praxair, Inc.	9,063,091
	Total Materials (Cost $15,707,842)	23,063,660

	TOTAL COMMON STOCKS (Cost $405,083,858)	585,881,143

	SHORT TERM INVESTMENTS - 2.66%
	Investment Company - 2.66%
15,974,012	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	15,974,012
	Total Investment Company	15,974,012

	TOTAL SHORT TERM INVESTMENTS (Cost $15,974,012)	15,974,012

	Total Investments (Cost ($421,057,870) - 100.27%	601,855,155
	Liabilities in Excess of Other Assets - (0.27)%	1,637,782
	TOTAL NET ASSETS - 100.00%	$600,217,373

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $20,397,974 (3.40% of net assets) at December 31, 2013.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$421,057,870
Gross unrealized appreciation	181,857,639
Gross unrealized depreciation	(1,060,354)
Net unrealized appreciation	$180,797,285

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 4.63%
	Consumer Staples - 0.66%
	Food Products - 0.66%
11,666	Kraft Foods Group, Inc. - Class A	629,031
35,000	Mondelez International Inc.	1,235,500
	Total Consumer Staples (Cost $1,072,872)	1,864,531

	Financials - 1.79%
	Diversified Financial Services - 0.73%
35,000	JPMorgan Chase & Co.	2,046,800

	Real Estate Management & Development - 1.06%
69,501	FirstService Corp. (e)	2,990,628
	Total Financials (Cost $3,463,474)	5,037,428

	Health Care - 2.18%
	Health Care Equipment & Supplies - 0.65%
48,000	Abbott Laboratories	1,839,840

	Pharmaceuticals - 1.53%
48,000	AbbVie, Inc.	2,534,880
19,000	Johnson & Johnson	1,740,210
		4,275,090
	Total Health Care (Cost $3,344,229)	6,114,930

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	-
	Total Special Purpose Entity (Cost $712,005)	-

	TOTAL COMMON STOCKS (Cost $8,592,580)	13,016,889

	CONVERTIBLE PREFERRED STOCKS - 1.11%
	Health Care - 1.11%
	Health Care Providers & Services - 1.11%
2,500	HealthSouth Corp.	3,119,375
	Total Health Care (Cost $2,563,619)	3,119,375

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,563,619)	3,119,375

	PREFERRED STOCKS - 1.42%
	Financials - 1.42%
	Capital Markets - 1.42%
54,785	AMG Capital Trust I	3,982,185
	Total Financials (Cost $2,632,571)	3,982,185

	TOTAL PREFERRED STOCKS (Cost $2,632,571)	3,982,185

	CONVERTIBLE BONDS - 15.66%
	Consumer Discretionary - 3.28%
	Media - 3.28%
	Lions Gate Entertainment Inc.: (b)
1,000,000	4.000%, 01/11/2017	3,038,750
5,000,000	1.250%, 04/15/2018	6,175,000
	Total Consumer Discretionary (Cost $6,000,000)	9,213,750

	Financials - 0.48%
	Capital Markets - 0.48%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,352,000
	Total Financials (Cost $1,301,057)	1,352,000

	Health Care - 1.41%
	Health Care Equipment & Supplies - 1.41%
	Accuray, Inc.:
500,000	3.750%, 08/01/2016	563,125
1,500,000	3.500%, 02/01/2018 (Aquired on various dates, cost $1,538,337) (c)	2,551,875
	Alere, Inc.
750,000	3.000%, 05/15/2016	846,563
	Total Health Care (Cost $2,762,440)	3,961,563

	Industrials - 4.02%
	Commercial Services & Supplies - 0.42%
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014 (b)	1,174,375

	Electrical Equipment - 0.76%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,146,250

	Machinery - 0.98%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	387,344
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,375,000
		2,762,344
	Trading Companies & Distributors - 1.86%
	Titan Machinery, Inc.
3,400,000	3.750%, 05/01/2019	2,906,999
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	2,303,063
		5,210,062
	Total Industrials (Cost $8,980,930)	11,293,031

	Information Technology - 6.39%
	Internet Software & Services - 2.70%
	Cornerstone OnDemand, Inc. (c)(f)
2,000,000	1.500%, 07/01/2018 (Aquired on 6/12/2013, cost $2,000,000)	2,437,500
	Dealertrack Technologies Inc.
3,000,000	1.500%, 03/15/2017	4,162,500
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	987,500
		7,587,500
	IT Services - 1.01%
	ServiceSource International, Inc. (c)(f)
3,000,000	1.500%, 08/01/2018 (Aquired on various dates, cost $2,97,824)	2,838,750

	Software - 2.68%
	BroadSoft, Inc.
2,500,000	1.500%, 07/01/2018	2,525,000
	Nuance Communications, Inc.
2,000,000	2.750%, 11/01/2031	1,963,750
	Rovi Corp.
3,000,000	2.625%, 02/15/2040	3,037,500
		7,526,250
	Total Information Technology (Cost $16,212,544)	17,952,500

	Materials - 0.08%
	Metals & Mining - 0.08%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	236,125
	Total Materials (Cost $200,000)	236,125

	TOTAL CONVERTIBLE BONDS (Cost $35,456,971)	44,008,969

	CORPORATE BONDS - 56.51%
	Consumer Discretionary - 16.51%
	Distributors - 0.17%
	LKQ Corp. (c)(f)
500,000	4.750%, 05/15/2023 (Aquired on 5/2/2013, cost $500,000)	466,250

	Diversified Consumer Services - 1.14%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	3,195,000

	Hotels, Restaurants & Leisure - 1.85%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021	136,250
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	654,000
	Marina District Finance Co., Inc.
1,000,000	9.875%, 08/15/2018	1,086,250
	Royal Caribbean Cruises Ltd. (e)
1,615,000	7.500%, 10/15/2027	1,732,088
	Speedway Motorsports, Inc.
500,000	6.750%, 02/01/2019	533,750
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,065,000
		5,207,338
	Household Durables - 0.91%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,325,000
	Libbey Glass, Inc.
225,000	6.875%, 05/15/2020	244,125
		2,569,125
	Leisure Equipment & Products - 1.14%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,210,000

	Media - 5.90%
	DreamWorks Animation SKG, Inc. (c)(f)
100,000	6.875%, 08/15/2020 (Aquired on 8/7/2013, cost $100,000)	106,250
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	550,940
	Lamar Media Corp.:
250,000	5.875%, 02/01/2022	257,500
250,000	5.000%, 05/01/2023	238,750
	Lions Gate Entertainment Corp. (b)(e)
7,000,000	5.250%, 08/01/2018	7,104,999
	Live Nation Entertainment Inc. (c)(f)
1,000,000	7.000%, 09/01/2020 (Aquired on 8/15/2012, cost $1,005,625)	1,090,000
	MDC Partners Inc. (c)(e)(f)
250,000	6.750%, 04/01/2020 (Aquired on 3/15/2013, cost $250,000)	262,813
	Regal Entertainment Group:
1,335,000	9.125%, 08/15/2018	1,455,150
1,600,000	5.750%, 06/15/2023	1,580,000
	Sirius XM Radio, Inc.: (c)(f)
3,095,000	4.250%, 05/15/2020 (Aquired on various dates, cost $4,889,387)	2,932,512
1,000,000	5.875%, 10/01/2020 (Aquired on 9/19/2013, cost $1,000,000)	1,022,500
		16,601,414

	Specialty Retail - 2.59%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	1,025,000
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,568,750
	Rent-A-Center Inc.:
1,250,000	6.625%, 11/15/2020	1,331,250
2,000,000	4.750%, 05/01/2021	1,887,500
	Sonic Automotive, Inc.
500,000	5.000%, 05/15/2023	471,250
		6,258,750
	Textiles, Apparel & Luxury Goods - 2.81%
	Perry Ellis International, Inc.
4,000,000	7.875%, 04/01/2019	4,279,999
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,614,514
		7,894,513
	Total Consumer Discretionary (Cost $43,498,016)	46,427,390

	Consumer Staples - 3.55%
	Food & Staples Retailing - 0.76%
	The Pantry, Inc.
2,000,000	8.375%, 08/01/2020	2,135,000

	Food Products - 1.28%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	110,750
100,000	5.375%, 01/15/2022 (Aquired on 12/18/2013, cost $100,000) (c)	100,875
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	134,375
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,238,125
		3,584,125
	Personal Products - 1.51%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,237,836
	Total Consumer Staples (Cost $9,012,126)	9,956,961

	Energy - 6.62%
	Energy Equipment & Services - 0.78%
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020	622,500
	Parker Drilling Co.:
1,000,000	9.125%, 04/01/2018	1,065,000
210,000	7.500%, 08/01/2020 (f)	221,288
	SESI LLC
250,000	7.125%, 12/15/2021	280,000
		2,188,788
	Oil, Gas & Consumable Fuels - 5.84%
	Berry Petroleum Co.
665,000	10.250%, 06/01/2014	689,106
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,615,625
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	598,125
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	109,750
	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
2,000,000	6.000%, 12/15/2020	2,070,000
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,083,750
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	4,280,000
	Suburban Propane Partners L. P.
1,861,000	7.375%, 08/01/2021	2,037,795
	United Refining Co.
2,609,000	10.500%, 02/28/2018	2,935,125
		16,419,276
	Total Energy (Cost $17,598,809)	18,608,064

	Health Care - 5.31%
	Health Care Equipment & Supplies - 0.23%
	Teleflex, Inc.
600,000	6.875%, 06/01/2019	633,000

	Health Care Providers & Services - 3.55%
	Acadia Healthcare Co., Inc.
1,947,000	12.875%, 11/01/2018	2,365,605
	CHS/Community Health Systems Inc.:
2,200,000	7.125%, 07/15/2020	2,285,250
1,000,000	8.000%, 11/15/2019	1,090,000
	Examworks Group, Inc.
3,825,000	9.000%, 07/15/2019	4,159,687
	Tenet Healthcare Corp. (c)(f)
100,000	6.000%, 10/01/2020 (Aquired on 9/13/2013, cost $100,000)	104,563
		10,005,105
	Pharmaceuticals - 1.53%
	Salix Pharmaceuticals, Inc.
200,000	6.000%, 01/15/2021 (f)	205,500
	Valeant Pharmaceuticals International, Inc. (c)(e)(f)
250,000	6.750%, 08/15/2018 (Aquired on 6/27/2013, cost $250,000)	275,938
	Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC (e)
3,500,000	7.750%, 09/15/2018	3,806,250
		4,287,688
	Total Health Care (Cost $13,650,167)	14,925,793

	Industrials - 14.04%
	Aerospace & Defense - 4.97%
	AAR Corp.
3,000,000	7.250%, 01/15/2022	3,224,999
	B/E Aerospace Inc.
1,000,000	5.250%, 04/01/2022	1,020,000
	DigitalGlobe Inc. (c)(f)
1,000,000	5.250%, 02/01/2021 (Aquired on 11/14/2013, cost $975,533)	980,000
	Kratos Defense & Security Solutions, Inc.
2,800,000	10.000%, 06/01/2017	3,034,500
	TransDigm, Inc.:
2,000,000	7.750%, 12/15/2018	2,155,000
1,000,000	5.500%, 10/15/2020	982,500
1,000,000	7.500%, 07/15/2021	1,080,000
	Triumph Group Inc.:
1,000,000	8.625%, 07/15/2018	1,085,000
400,000	4.875%, 04/01/2021	390,000
		13,951,999
	Commercial Services & Supplies - 2.96%
	The ADT Corp. (c)(f)
100,000	6.250%, 10/15/2021 (Aquired on 9/24/2013, cost $100,000)	105,125
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,512,300
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	103,500
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,096,694
	R. R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,487,500
		8,305,119
	Construction & Engineering - 1.58%
	MasTec, Inc.
500,000	4.875%, 03/15/2023	473,750
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,977,500
		4,451,250
	Electrical Equipment, Instruments & Components - 1.73%
	Polypore International, Inc.
4,580,000	7.500%, 11/15/2017	4,851,938

	Machinery - 0.73%
	Mueller Water Products Inc.
2,000,000	7.375%, 06/01/2017	2,060,000

	Professional Services - 0.27%
	FTI Consulting, Inc.
750,000	6.000%, 11/15/2022	763,125

	Road & Rail - 1.08%
	Quality Distribution LLC/QD Capital Corp.
2,722,000	9.875%, 11/01/2018	3,028,225

	Trading Companies & Distributors - 0.72%
	Fly Leasing Ltd.
2,000,000	6.750%, 12/15/2020	2,035,000
	Total Industrials (Cost $37,274,818)	39,446,656

	Information - 0.70%
	Telecommunications Services - 0.70%
	tw telecom holdings inc.:
750,000	5.375%, 10/01/2022 (Aquired on 9/19/2013, cost $728,232)(c)(f)	738,750
1,250,000	5.375%, 10/01/2022	1,231,250
	Total Information (Cost $1,947,567)	1,970,000

	Information Technology - 6.52%
	Cable & Satellite TV - 0.75%
	CCO Holdings LLC / CCO Holdings Capital Corp. (c)(f)
2,200,000	5.250%, 03/15/2021 (Aquired on various dates, cost $2,090,850)	2,112,000

	Electronic Equipment, Instruments & Components - 0.19%
	Anixter Inc.
500,000	5.625%, 05/01/2019	528,125

	Internet Software & Services - 1.64%
	Bankrate Inc. (c)(f)
3,000,000	6.125%, 08/15/2018 (Aquired on various dates, cost $3,020,000)	3,135,000
	Equinix, Inc.
250,000	7.000%, 07/15/2021	274,063
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,193,500
		4,602,563
	IT Services - 1.90%
	iGATE Corp.
5,000,000	9.000%, 05/01/2016	5,337,499

	Semiconductors & Semiconductor Equipment - 0.83%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	585,629
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,754,364
		2,339,993
	Software - 1.21%
	ACI Worldwide, Inc. (c)(f)
1,250,000	6.375%, 08/15/2020 (Aquired on 8/15/2013, cost $1,250,000)	1,309,375
	Activision Blizzard, Inc. (c)(f)
500,000	5.625%, 9/15/2021 (Aquired on 9/12/2013, cost $500,000)	518,750
	Audatex North America, Inc. (c)(f)
1,500,000	6.000%, 06/15/2021 (Aquired on various dates, cost $1,508,750)	1,578,750
		3,406,875
	Total Information Technology (Cost $17,064,783)	18,327,055

	Materials - 2.85%
	Construction Materials - 1.31%
	Headwaters, Inc.:
2,000,000	7.250%, 01/15/2019 (Aquired on 7/8/2013, cost $2,057,500)(c)	2,065,000
1,500,000	7.625%, 04/01/2019	1,623,750
		3,688,750
	Metals & Mining - 1.54%
	Molycorp Inc.
3,000,000	10.000%, 06/01/2020	2,992,500
	Steel Dynamics, Inc.
250,000	6.125%, 08/15/2019	271,875
500,000	7.625%, 03/15/2020	544,375
500,000	5.250%, 04/15/2023	502,500
		4,311,250
	Total Materials (Cost $7,875,366)	8,000,000

	Telecommunication Services - 0.41%
	Diversified Telecommunications - 0.41%
	Consolidated Communications
1,000,000	10.875%, 06/01/2020	1,157,500
	Total Telecommunication Services (Cost $1,072,025)	1,157,500

	TOTAL CORPORATE BONDS (Cost $158,814,419)	158,819,419

	SHORT TERM INVESTMENTS - 19.98%
	Investment Companies - 19.98%
26,769,795	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (g)	26,769,795
2,377,497	SEI Daily Income Treasury II - Class B - 0.01%	2,377,497
27,000,000	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	27,000,000
	Total Investment Companies	56,147,292

	TOTAL INVESTMENT COMPANIES (Cost $56,147,292)	56,147,292

	Total Investments (Cost ($254,386,710) - 99.31%	279,094,129
	Other Assets in Excess of Liabilities - 0.69%	1,951,302
	TOTAL NET ASSETS - 100.00%	$281,045,431

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $16,356,844 (5.82% of net assets) at December 31, 2013.
(c)	Restricted security deemed liquid. The total value of restricted securities is $26,742,451 (9.52% of net assets) at December 31, 2013.
(d)	Fair Valued Security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2013.
(e)	Foreign Issued Security. The total value of these securities amounted to $16,172,716 (5.75% of net assets) at December 31, 2013.
(f)	144A Security. The total value of these securities is $22,441,613 (7.99% of net assets) at December 31, 2013.
(g)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$254,386,710
Gross unrealized appreciation	26,086,353
Gross unrealized depreciation	(1,378,934)
Net unrealized appreciation	$24,707,419

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 87.00%
	Belgium - 1.10%
	Beverages - 1.10%
21,500	Anheuser-Busch InBev N.V.	2,285,170
	Total Belgium (Cost $2,166,741)	2,285,170

	Bermuda - 0.83%
	Pharmaceuticals - 0.83%
1,902,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,736,606
	Total Bermuda (Cost $1,159,917)	1,736,606

	Brazil - 3.08%
	Beverages - 1.06%
299,500	Ambev SA - ADR(a)	2,201,325

	Diversified Financial Services - 0.41%
184,320	BM&F Bovespa SA	864,079

	Health Care Providers & Services - 0.54%
145,000	Fleury SA	1,130,868

	Real Estate Management & Development - 0.29%
36,000	BR Properties SA	283,819
32,000	Iguatemi Empresa de Shopping Centers SA	302,469
		586,288
	Wireless Telecommunication Services - 0.78%
62,130	Tim Participacoes SA - ADR	1,630,291
	Total Brazil (Cost $6,515,560)	6,412,851

	Canada - 0.58%
	Road & Rail - 0.58%
8,000	Canadian Pacific Railway Ltd.	1,210,560
	Total Canada (Cost $815,508)	1,210,560

	Cayman Islands - 1.13%
	Life Sciences Tools & Services - 1.13%
61,600	WuXi PharmaTech Cayman, Inc. - ADR(a)	2,364,208
	Total Cayman Islands (Cost $1,466,003)	2,364,208

	Chile - 1.13%
	Beverages - 1.13%
97,507	Cia Cervecerias Unidas S.A. - ADR	2,350,894
	Total Chile (Cost $2,286,488)	2,350,894

	China - 3.58%
	Automobiles - 0.82%
310,000	Great Wall Motor Company Ltd. - Class H	1,711,051

	Communications Equipment - 0.65%
279,000	AAC Technologies Holdings Inc.	1,354,648

	Gas Utilities - 1.19%
336,000	ENN Energy Holdings Ltd.	2,485,021

	Health Care Equipment & Supplies - 0.85%
48,500	Mindray Medical International Ltd. - ADR	1,763,460

	Specialty Retail - 0.07%
50,725	Lentuo Internationl Inc. - ADR(a)	139,494

	Total China (Cost $5,316,757)	7,453,674

	France - 13.21%
	Beverages - 1.07%
19,500	Pernod-Ricard SA	2,221,482

	Chemicals - 1.30%
19,200	Air Liquide SA	2,715,312

	Electrical Equipment - 1.09%
26,000	Schneider Electric	2,267,712

	Energy Equipment & Services - 0.90%
19,500	Technip SA	1,874,082

	Food Products - 2.42%
33,100	Danonne S.A.	2,382,434
20,003	Naturex	1,604,037
8,073	Vilmorin & Cie	1,079,510
		5,065,981
	Internet Software & Services - 1.02%
62,000	Criteo SA - ADR(a)	2,120,400

	Machinery - 1.11%
42,500	Vallourec S.A.	2,315,312

	Media - 0.96%
243,000	Havas SA	2,000,429

	Multiline Retail - 1.34%
13,200	Kering	2,790,177

	Software - 0.99%
16,600	Dassault Systemes S.A.	2,060,556

	Textiles, Apparel & Luxury Goods - 1.01%
11,500	LVMH Moet Hennessy Louis Vuitton SA	2,097,813
	Total France (Cost $25,783,379)	27,529,256

	Germany - 16.27%
	Automobiles - 0.25%
2,000	Bayerische Motoren Werke AG	234,475
7,500	Bayerische Motoren Werke AG - ADR	295,725
		530,200
	Chemicals - 1.80%
17,900	Linde A.G.	3,744,250

	Food Products - 0.45%
2,700	KWS Saat AG	928,601

	Health Care Equipment & Supplies - 1.89%
25,800	Fresenius SE & Co. KGaA	3,961,039

	Household Products - 1.74%
34,900	Henkel AG & Co. KGaA	3,631,636

	Industrial Conglomerates - 1.71%
25,700	Siemens A.G. - ADR	3,559,707

	Insurance - 1.66%
15,700	Muenchener Rueckversicherungs-Gesellschaft AG.	3,459,011

	Machinery - 1.57%
69,900	KUKA AG	3,274,309

	Pharmaceuticals - 1.66%
21,600	Bayer AG	3,029,468
3,000	Bayer AG - ADR	426,000
		3,455,468
	Software - 1.69%
40,300	SAP AG - ADR	3,511,742

	Textiles, Apparel & Luxury Goods - 1.85%
22,200	Adidas AG	2,829,285
3,200	Puma S.E.	1,034,530
		3,863,815
	Total Germany (Cost $25,090,262)	33,919,778

	Hong Kong - 7.08%
	Commercial Banks - 0.15%
99,000	BOC Hong Kong Holdings Ltd.	317,263

	Gas Utilities - 1.04%
620,000	China Resources Gas Group Ltd.	2,158,802

	Industrial Conglomerates - 3.55%
330,000	Beijing Enterprise Holdings Ltd.	3,272,636
44,184	Jardine Matheson Holding Ltd.	2,311,265
56,695	Jardine Strategic Holdings Ltd.	1,814,240
		7,398,141
	Insurance - 0.37%
155,000	AIA Group Ltd.	777,569

	Oil, Gas & Consumable Fuels - 0.93%
1,096,000	Kunlun Energy Company Ltd.	1,930,717

	Pharmaceuticals - 0.60%
1,588,000	Sino Biopharmaceutical Ltd.	1,259,456

	Specialty Retail - 0.44%
430,750	L'occitane International	916,572
	Total Hong Kong (Cost $12,310,887)	14,758,520

	India - 1.48%
	Pharmaceuticals - 1.48%
75,000	Dr. Reddy's Laboratories Ltd. - ADR	3,077,250
	Total India (Cost $2,484,142)	3,077,250

	Ireland - 1.07%
	Pharmaceuticals - 1.07%
13,300	Actavis plc(a)	2,234,400
	Total Ireland (Cost $2,141,541)	2,234,400

	Israel - 0.30%
	Pharmaceuticals - 0.30%
15,600	Teva Pharmaceutical Industries Ltd. - ADR	625,248
	Total Israel (Cost $656,068)	625,248

	Italy - 2.19%
	Beverages - 1.01%
250,000	Davide Campari-Milano SpA	2,091,071

	Commercial Services & Supplies - 0.84%
799,053	Moleskine S.p.A.(a)	1,758,818

	Health Care Equipment & Supplies - 0.34%
15,000	DiaSorin SpA	703,467

	Total Italy (Cost $4,440,796)	4,553,356

	Japan - 2.52%
	Beverages - 0.43%
32,000	Asahi Group Holdings Ltd.	900,655

	Machinery - 1.20%
7,000	FANUC CORP.	1,279,556
60,000	Komatsu LTD.	1,217,548
		2,497,104
	Office Electronics - 0.21%
13,700	CANON INC. - ADR	438,400

	Wireless Telecommunication Services - 0.68%
16,200	Softbank Corp.	1,415,250
	Total Japan (Cost $5,244,318)	5,251,409

	Luxembourg - 0.57%
	Wireless Telecommunication Services - 0.57%
11,900	Millicom Internationall Cellular SA	1,185,032
	Total Luxembourg (Cost $890,509)	1,185,032

	Mexico - 0.20%
	Food & Staples Retailing - 0.20%
15,800	Wal-Mart de Mexico SAB de CV - ADR	412,696
	Total Mexico (Cost $414,747)	412,696

	Netherlands - 4.63%
	Air Freight & Logistics - 0.45%
100,000	TNT Express NV	928,326

	Computers & Peripherals - 0.98%
18,500	Gemalto NV	2,036,298

	Food Products - 1.23%
63,700	Unilever N.V.-NY Shares - ADR	2,562,651

	IT Services - 1.07%
94,499	InterXion Holding NV (a)	2,231,121

	Semiconductors & Semiconductor Equipment - 0.91%
20,241	ASML Holding NV-NY Shares - ADR	1,896,582
	Total Netherlands (Cost $8,067,818)	9,654,978

	Norway - 1.97%
	Commercial Services & Supplies - 0.59%
132,000	Tomra Systems ASA	1,229,618

	Diversified Telecommunication Services - 1.09%
95,000	Telenor ASA	2,264,851

	Internet Software & Services - 0.29%
44,681	Opera Software SA	611,064
	Total Norway (Cost $3,534,665)	4,105,533

	Republic of Korea - 0.50%
	Semiconductors & Semiconductor Equipment - 0.50%
800	Samsung Electronic Co., Ltd.	1,040,034
	Total Republic of Korea (Cost $894,090)	1,040,034

	Singapore - 1.24%
	Semiconductors & Semiconductor Equipment - 1.24%
48,770	Avago Technologies Ltd.	2,579,445
	Total Singapore (Cost $1,750,830)	2,579,445

	Spain - 1.07%
	Specialty Retail - 1.07%
13,500	Inditex S.A.	2,224,928

	Total Spain (Cost $1,360,312)	2,224,928

	Sweden - 1.46%
	Communications Equipment - 1.46%
249,000	Telefonaktirbolaget LM Ericsson - ADR	3,047,760
	Total Sweden (Cost $2,993,324)	3,047,760

	Switzerland - 8.85%
	Capital Markets - 2.27%
131,900	GAM Holding AG	2,565,399
45,337	Julius Baer Group Ltd.	2,177,274
		4,742,673
	Chemicals - 1.15%
30,000	Syngenta AG - ADR	2,398,200

	Electrical Equipment - 1.37%
107,400	ABB Ltd. - ADR	2,852,544

	Insurance - 1.37%
31,000	Swiss Re AG	2,851,354

	Specialty Retail - 1.52%
18,000	Dufry AG(a)	3,159,913

	Textiles, Apparel & Luxury Goods - 1.17%
24,500	Cie Financiere Richemont SA	2,438,877

	Total Switzerland (Cost $14,441,937)	18,443,561

	Taiwan, Province of China - 1.35%
	Semiconductors & Semiconductor Equipment - 1.35%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,812,741

	Total Taiwan, Province of China (Cost $2,178,768)	2,812,741

	United Kingdom - 9.61%
	Beverages - 2.25%
26,800	Diageo PLC - ADR	3,548,856
22,000	SABMiller PLC.	1,129,728
		4,678,584
	Capital Markets - 2.70%
321,250	Aberdeen Asset Management PLC	2,659,884
41,500	Schroders PLC	1,785,404
35,500	Schroders PLC	1,185,136
		5,630,424
	Health Care Equipment & Supplies - 0.84%
24,400	Smith & Nephew PLC. - ADR	1,750,456

	Hotels, Restaurants & Leisure - 2.34%
85,000	InterContinental Hotels Group PLC	2,833,427
205,085	Millennium & Copthorne Hotels PLC	2,037,673
		4,871,100
	Internet Software & Services - 0.88%
152,400	Telecity Group PLC	1,830,930

	Textiles, Apparel & Luxury Goods - 0.60%
50,000	Burberry Group PLC	1,255,216

	Total United Kingdom (Cost $15,790,334)	20,016,710

	TOTAL COMMON STOCKS (Cost $150,195,701)	181,286,598

	PREFERRED STOCKS - 0.37%
	Brazil - 0.37%
	Oil, Gas & Consumable Fuels - 0.37%
52,800	Petroleo Brasileiro S.A. - ADR	775,632
	Total Brazil (Cost $1,475,728)	775,632

	TOTAL PREFERRED STOCKS (Cost $1,475,728)	775,632

	SHORT TERM INVESTMENTS - 11.66%
	Investment Companies - 11.66%
19,166,293	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	19,166,293
5,131,726	The STIT-Treasury Portfolio - 0.02% (b)	5,131,726
	Total Investment Companies	24,298,019

	TOTAL SHORT TERM INVESTMENTS (Cost $24,298,019)	24,298,019

	Total Investments (Cost ($175,969,448) - 99.03%	206,360,249
	Other Assets in Excess of Liabilities - 0.97%	2,025,049
	TOTAL NET ASSETS - 100.00%	$208,385,298

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$175,969,448
Gross unrealized appreciation	33,972,975
Gross unrealized depreciation	(3,582,174)
Net unrealized appreciation	$30,390,801

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2013, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	928,326	0.45%
Automobiles	2,241,251	1.08%
Beverages	16,729,181	8.03%
Capital Markets	10,373,097	4.98%
Chemicals	8,857,762	4.25%
Commercial Banks	317,263	0.15%
Commercial Services & Supplies	2,988,436	1.43%
Communications Equipment	4,402,408	2.11%
Computers & Peripherals	2,036,298	0.98%
Diversified Financial Services	864,079	0.41%
Diversified Telecommunication Services	2,264,851	1.09%
Electrical Equipment	5,120,256	2.46%
Energy Equipment & Services	1,874,082	0.90%
Food & Staples Retailing	412,696	0.20%
Food Products	8,557,233	4.11%
Gas Utilities	4,643,823	2.23%
Health Care Equipment & Supplies	8,178,422	3.92%
Health Care Providers & Services	1,130,868	0.54%
Hotels, Restaurants & Leisure	4,871,100	2.34%
Household Products	3,631,636	1.74%
Industrial Conglomerates	10,957,848	5.26%
Insurance	7,087,934	3.40%
Internet Software & Services	4,562,394	2.19%
IT Services	2,231,121	1.07%
Life Sciences Tools & Services	2,364,208	1.13%
Machinery	8,086,725	3.88%
Media	2,000,429	0.96%
Multiline Retail	2,790,177	1.34%
Office Electronics	438,400	0.21%
Oil, Gas & Consumable Fuels	1,930,717	0.93%
Pharmaceuticals	12,388,428	5.95%
Real Estate Management & Development	586,288	0.28%
Road & Rail	1,210,560	0.58%
Semiconductors & Semiconductor Equipment	8,328,802	4.00%
Software	5,572,298	2.67%
Specialty Retail	6,440,907	3.09%
Textiles, Apparel & Luxury Goods	9,655,721	4.63%
Wireless Telecommunication Services	4,230,573	2.03%
Total Common Stocks	181,286,598	87.00%

Preferred Stocks
Oil, Gas & Consumable Fuels	775,632	0.37%
Total Preferred Stocks	775,632	0.37%

Short Term Investments
Investment Companies	24,298,019	11.66%
Total Short Term Investments	24,298,019	11.66%

Total Investments	206,360,249	99.03%
Other Assets in Excess of Liabilities	2,025,049	0.97%
TOTAL NET ASSETS	$208,385,298	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.52%
	Consumer Discretionary - 16.25%
	Automobiles - 2.37%
6,300	TOYOTA MOTOR CORP. - ADR (b)	768,096

	Hotels, Restaurants & Leisure - 2.53%
16,650	Marriott International, Inc. - Class A	821,844

	Media - 3.68%
4,300	Charter Communications, Inc. (a)	588,068
6,700	Discovery Communications, Inc. - Class A (a)	605,814
		1,193,882
	Specialty Retail - 3.61%
7,450	Restoration Hardware Holdings Inc. (a)	501,385
10,500	TJX Companies, Inc.	669,165
		1,170,550
	Textiles, Apparel & Luxury Goods - 4.06%
8,600	Coach, Inc.	482,718
10,600	NIKE, Inc.	833,583
		1,316,301
	Total Consumer Discretionary (Cost $3,980,768)	5,270,673

	Consumer Staples - 4.32%
	Food & Staples Retailing - 4.32%
5,900	Costco Wholesale Corp.	702,159
12,100	Whole Foods Market, Inc.	699,743
	Total Consumer Staples (Cost $810,304)	1,401,902

	Energy - 6.10%
	Energy Equipment & Services - 6.10%
10,500	National Oilwell Varco Inc.	835,065
12,679	Schlumberger Ltd. (b)	1,142,505
	Total Energy (Cost $1,344,121)	1,977,570

	Financials - 13.65%
	Capital Markets - 4.80%
3,400	The Goldman Sachs Group, Inc.	602,684
11,400	T. Rowe Price Group Inc.	954,978
		1,557,662
	Diversified Financial Services - 8.85%
7,475	American Express Co.	678,207
8,600	CME Group Inc.	674,756
2,775	IntercontinentalExchange Group, Inc. (a)	624,153
15,250	JPMorgan Chase & Co.	891,820
		2,868,936
	Total Financials (Cost $2,997,898)	4,426,598

	Health Care - 15.42%
	Biotechnology - 4.37%
12,300	Cepheid, Inc. (a)	574,656
11,200	Gilead Sciences, Inc. (a)	841,680
		1,416,336
	Health Care Technology - 2.06%
12,000	Cerner Corporation (a)	668,880

	Life Sciences Tools & Services - 2.82%
22,150	PerkinElmer, Inc.	913,245

	Pharmaceuticals - 6.17%
28,425	Hospira, Inc. (a)	1,173,384
5,400	Perrigo Co. PLC (a)(b)	828,684
		2,002,068
	Total Health Care (Cost $3,583,549)	5,000,529

	Industrials - 11.62%
	Aerospace & Defense - 5.86%
8,400	The Boeing Co.	1,146,516
2,800	Precision Castparts Corp.	754,040
		1,900,556
	Air Freight & Logistics - 1.73%
3,900	FedEx Corp.	560,703

	Construction & Engineering - 1.52%
6,150	Fluor Corp.	493,784

	Road & Rail - 2.51%
4,850	Union Pacific Corp.	814,800
	Total Industrials (Cost $1,871,787)	3,769,843

	Information Technology - 25.80%
	Communications Equipment - 6.16%
5,300	F5 Networks, Inc. (a)	481,558
32,900	Juniper Networks, Inc. (a)	742,553
10,400	QUALCOMM, Inc.	772,200
		1,996,311
	Computers & Peripherals - 3.17%
1,835	Apple Inc.	1,029,637

	Internet Software & Services - 8.61%
12,800	eBay Inc. (a)	702,591
3,950	Equinix, Inc. (a)	700,928
8,100	Facebook Inc. (a)	442,746
845	Google Inc. - Class A (a)	946,999
		2,793,264
	IT Services - 2.20%
3,200	Visa Inc.	712,576

	Semiconductors & Semiconductor Equipment - 2.09%
20,800	Altera Corp.	676,624

	Software - 3.57%
8,350	Citrix Systems, Inc. (a)	528,138
16,450	Oracle Corp.	629,377
		1,157,515
	Total Information Technology (Cost $5,894,548)	8,365,927

	Materials - 4.36%
	Chemicals - 4.36%
6,000	Monsanto Co.	699,300
5,500	Praxair, Inc.	715,165
	Total Materials (Cost $918,004)	1,414,465

	TOTAL COMMON STOCKS (Cost $21,400,979)	31,627,507

	SHORT TERM INVESTMENTS - 2.43%
	Investment Company - 2.43%
788,053	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	788,053
	Total Investment Company	788,053

	TOTAL SHORT TERM INVESTMENTS (Cost $788,053)	788,053

	Total Investments (Cost ($22,189,032) - 99.95%	32,415,560
	Other Assets in Excess of Liabilities - 0.05%	15,397
	TOTAL NET ASSETS - 100.00%	$32,430,957

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,739,285 (8.45% of net assets) at December 31, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$22,189,032
Gross unrealized appreciation	10,267,715
Gross unrealized depreciation	(41,187)
Net unrealized appreciation	$10,226,528

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.82%
	Consumer Discretionary - 25.19%
	Auto Components - 4.26%
122,700	Autoliv, Inc.	11,263,860
271,800	BorgWarner, Inc.	15,196,337
		26,460,197
	Distributors - 1.90%
359,775	LKQ Corp. (a)	11,836,598

	Hotels, Restaurants & Leisure - 2.16%
285,050	Life Time Fitness, Inc. (a)	13,397,350

	Household Durables - 2.26%
171,740	Harman International Industries, Inc.	14,056,919

	Internet & Catalog Retail - 1.63%
145,000	Expedia, Inc.	10,100,700

	Leisure Equipment & Products - 1.57%
66,800	Polaris Industries Inc.	9,728,752

	Media - 3.08%
159,650	AMC Networks, Inc. (a)	10,873,761
71,875	Lions Gate Entertainment Corp. (a)(b)	2,275,563
104,600	The Madison Square Garden Co. (MSG) - Class A (a)	6,022,868
		19,172,192
	Specialty Retail - 5.30%
126,275	Restoration Hardware Holdings Inc. (a)	8,498,308
359,250	Urban Outfitters, Inc. (a)	13,328,174
190,250	Williams-Sonoma, Inc.	11,087,770
		32,914,252
	Textiles, Apparel & Luxury Goods - 3.03%
215,450	Under Armour, Inc. - Class A (a)	18,808,785
	Total Consumer Discretionary (Cost $99,110,833)	156,475,745

	Consumer Staples - 2.78%
	Beverages - 0.99%
25,500	The Boston Beer Co, Inc. - Class A (a)	6,165,645

	Food Products - 1.79%
485,500	WhiteWave Foods Co. (a)	11,137,370
	Total Consumer Staples (Cost $16,048,281)	17,303,015

	Energy - 3.64%
	Energy Equipment & Services - 3.64%
90,950	CARBO Ceramics, Inc.	10,598,404
426,550	Forum Energy Technologies Inc. (a)	12,054,303
	Total Energy (Cost $16,110,312)	22,652,707

	Financials - 16.21%
	Capital Markets - 6.14%
75,225	Affiliated Managers Group, Inc. (a)	16,314,797
240,850	Eaton Vance Corp.	10,305,972
186,950	Northern Trust Corp.	11,570,336
		38,191,105
	Diversified Financial Services - 10.07%
293,150	CME Group Inc.	23,000,549
115,300	MarketAxess Holdings, Inc. (a)	7,710,111
135,675	Moody's Corp.	10,646,417
151,650	Morningstar, Inc.	11,842,349
214,475	MSCI, Inc. (a)	9,376,847
		62,576,273
	Total Financials (Cost $61,268,584)	100,767,378

	Health Care - 9.97%
	Health Care Technology - 1.09%
121,175	Cerner Corp. (a)	6,754,295

	Life Sciences Tools & Services - 5.22%
167,025	Illumina, Inc. (a)	18,476,305
159,550	PerkinElmer, Inc.	6,578,247
78,475	Techne Corp.	7,429,227
		32,483,779
	Pharmaceuticals - 3.66%
273,225	Hospira, Inc. (a)	11,278,728
74,775	Perrigo Co. PLC (a)(b)	11,474,972
		22,753,700
	Total Health Care (Cost $41,178,676)	61,991,774

	Industrials - 18.51%
	Air Freight & Logistics - 1.21%
129,250	C.H. Robinson Worldwide, Inc.	7,540,445

	Building Products - 1.99%
270,625	Fortune Brands Home & Security Inc.	12,367,563

	Construction & Engineering - 1.75%
345,500	Quanta Services, Inc. (a)	10,903,980

	Electionic Equipment, Instruments & Components - 1.80%
102,432	Acuity Brands, Inc.	11,197,866

	Machinery - 3.16%
121,050	Chart Industries, Inc. (a)	11,577,222
112,500	Proto Labs, Inc. (a)	8,007,750
		19,584,972
	Professional Services - 4.51%
177,400	The Advisory Board Co. (a)	11,295,058
54,700	Towers Watson & Co. - Class A	6,980,267
147,775	Verisk Analytics, Inc - Class A (a)	9,711,773
		27,987,098
	Road & Rail - 2.34%
151,700	Genesee & Wyoming Inc. (a)	14,570,785

	Trading Companies & Distributors - 1.75%
134,800	MSC Industrial Direct Co., Inc.	10,901,276
	Total Industrials (Cost $90,213,165)	115,053,985

	Information Technology - 19.52%
	Computers & Peripherals - 1.70%
78,325	Stratasys Ltd. (a)(b)	10,550,378

	Electronic Equipment, Instruments & Components - 1.52%
295,850	National Instruments Corp.	9,473,117

	Internet Software & Services - 4.57%
389,175	Akamai Technologies, Inc. (a)	18,361,277
56,225	Equinix, Inc. (a)	9,977,126
		28,338,403
	IT Services - 1.47%
183,700	NeuStar, Inc. (a)	9,159,282

	Semiconductors & Semiconductor Equipment - 0.99%
95,825	KLA-Tencor Corp.	6,176,880

	Software - 9.27%
76,425	ANSYS, Inc. (a)	6,664,260
706,425	Fortinet Inc. (a)	13,513,910
132,225	MICROS Systems, Inc. (a)	7,585,748
297,875	RealPage, Inc. (a)	6,964,318
143,075	Red Hat, Inc. (a)	8,017,923
209,150	Solera Holdings Inc.	14,799,453
		57,545,612
	Total Information Technology (Cost $81,512,979)	121,243,672

	Materials - 2.00%
	Chemicals - 2.00%
164,700	FMC Corp.	12,428,262

	Total Materials (Cost $4,600,856)	12,428,262

	TOTAL COMMON STOCKS (Cost $410,043,686)	607,916,538

	SHORT TERM INVESTMENTS - 2.44%
	Investment Company - 2.44%
15,177,708	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%	15,177,708
	Total Investment Company	15,177,708

	TOTAL SHORT TERM INVESTMENTS (Cost $15,177,708)	15,177,708

	Total Investments (Cost ($425,221,394) - 100.26%	623,094,246
	Liabilities in Excess of Other Assets - (0.26)%	(1,593,168)
	TOTAL NET ASSETS - 100.00%	$621,501,078

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $24,300,912 (3.91% of net assets) at December 31, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$425,221,394
Gross unrealized appreciation	200,807,833
Gross unrealized depreciation	(2,934,981)
Net unrealized appreciation	$197,872,852

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 96.51%
	Consumer Discretionary - 18.29%
	Auto Components - 1.74%
2,090,514	Gentex Corp.	68,966,057

	Hotels, Restaurants & Leisure - 2.27%
1,906,550	Life Time Fitness, Inc. (a)	89,607,850

	Household Durables - 0.42%
204,640	Harman International Industries, Inc.	16,749,784

	Media - 2.40%
3,560,800	Pandora Media Inc. (a)	94,717,280

	Specialty Retail - 4.60%
868,975	Hibbett Sports Inc. (a)	58,403,810
74,630	Lumber Liquidators Holdgings, Inc. (a)	7,678,681
722,146	Restoration Hardware Holdings Inc. (a)	48,600,426
1,288,700	Vitamin Shoppe, Inc. (a)	67,025,286
		181,708,203
	Textiles, Apparel & Luxury Goods - 6.86%
1,082,475	Deckers Outdoor Corp. (a)	91,425,839
1,039,975	Oxford Industries, Inc. (c)(d)	83,894,783
2,473,400	Tumi Holdings Inc. (a)	55,775,170
1,662,250	Vera Bradley, Inc. (a)	39,960,490
		271,056,282
	Total Consumer Discretionary (Cost $430,305,908)	722,805,456

	Consumer Staples - 2.26%
	Beverages - 0.37%
59,759	The Boston Beer Co, Inc. - Class A (a)	14,449,129

	Food & Staples Retailing - 1.89%
1,849,025	The Fresh Market, Inc. (a)	74,885,512
	Total Consumer Staples (Cost $89,304,883)	89,334,641

	Energy - 2.22%
	Energy Equipment & Services - 2.22%
751,650	CARBO Ceramics, Inc.	87,589,775

	Total Energy (Cost $62,144,905)	87,589,775

	Financials - 12.81%
	Capital Markets - 6.92%
1,592,375	Financial Engines Inc.	110,638,214
1,606,650	Stifel Financial Corp. (a)	76,990,668
924,375	Waddell & Reed Financial, Inc. - Class A	60,195,300
1,444,915	WisdomTree Investments, Inc. (a)	25,589,445
		273,413,627
	Diversified Financial Services - 4.55%
1,675,281	MarketAxess Holdings, Inc. (a)(c)	112,026,040
868,150	Morningstar, Inc. (c)	67,793,834
		179,819,874
	Real Estate Management & Development - 1.34%
1,231,425	FirstService Corp. (b)(c)	52,988,218

	Total Financials (Cost $168,190,136)	506,221,719

	Health Care - 13.25%
	Biotechnology - 0.20%
383,700	Sarepta Therapeutics, Inc. (a)	7,815,969

	Health Care Equipment & Supplies - 6.33%
2,964,907	Align Technology, Inc. (a)	169,444,435
1,025,535	Haemonetics Corp. (a)	43,205,790
1,009,300	Insulet Corp. (a)	37,445,030
		250,095,255
	Health Care Technology - 2.43%
715,250	athenahealth Inc. (a)	96,201,125

	Life Sciences Tools & Services - 3.13%
1,575,725	ICON PLC. (a)(b)	63,675,047
636,000	Techne Corp.	60,210,120
		123,885,167
	Pharmaceuticals - 1.16%
1,862,275	Akorn, Inc. (a)	45,867,833

	Total Health Care (Cost $214,021,222)	523,865,349

	Industrials - 16.76%
	Aerospace & Defense - 3.68%
3,258,550	Hexcel Corp. (a)	145,624,600

	Commercial Services & Supplies - 0.54%
750,000	Healthcare Servics Group, Inc.	21,277,500

	Electronic Equipment, Instruments & Components - 2.05%
2,084,250	Polypore International, Inc. (a)	81,077,325

	Machinery - 3.97%
895,090	Chart Industries, Inc. (a)	85,606,408
1,000,955	Proto Labs, Inc. (a)	71,247,977
		156,854,385
	Professional Services - 5.84%
1,518,460	The Corporate Executive Board Co. (c)	117,574,357
601,800	Costar Group, Inc. (a)	111,080,244
35,173	WageWorks, Inc. (a)	2,090,683
		230,745,284
	Road & Rail - 0.68%
278,160	Genesee & Wyoming Inc. (a)	26,717,268
	Total Industrials (Cost $313,878,022)	662,296,362

	Information Technology - 30.92%
	Communications Equipment - 4.72%
4,855,908	ADTRAN, Inc. (c)(d)	131,158,075
3,088,000	Aruba Networks Inc. (a)	55,275,200
		186,433,275
	Computers & Peripherals - 3.27%
960,350	Stratasys Ltd. (a)(b)	129,359,145

	Electronic Equipment, Instruments & Components - 1.74%
734,650	DTS, Inc. (a)(c)	17,616,907
1,599,462	National Instruments Corp.	51,214,773
		68,831,680
	Internet Software & Services - 8.01%
1,210,755	Cornerstone OnDemand, Inc. (a)	64,581,672
2,490,350	DealerTrack Holdings Inc. (a)(d)	119,736,028
1,226,285	Dice Holdings Inc. (a)	8,890,566
349,815	Envestnet, Inc. (a)	14,097,545
3,398,450	Internap Network Services Corp. (a)(c)(d)	25,556,344
704,958	Liquidity Services Inc. (a)	15,974,348
2,028,450	LogMeIn, Inc. (a)(c)(d)	68,054,498
		316,891,001
	IT Services - 4.09%
2,770,656	InterXion Holding NV (a)(b)(c)	65,415,188
1,577,000	NeuStar, Inc. (a)	78,629,220
2,100,000	ServiceSource International Inc. (a)	17,598,000
		161,642,408
	Semiconductors & Semiconductor Equipment - 1.46%
2,287,958	Semtech Corp. (a)	57,839,578

	Software - 7.63%
1,336,436	ACI Worldwide, Inc. (a)	86,868,339
769,850	Advent Software, Inc.	26,937,052
1,200,475	BroadSoft Inc. (a)	32,820,987
1,584,800	Infoblox, Inc. (a)	52,330,096
1,366,700	RealPage, Inc. (a)	31,953,446
461,300	The Ultimate Software Group, Inc. (a)	70,680,386
		301,590,306
	Total Information Technology (Cost $803,470,214)	1,222,587,393

	TOTAL COMMON STOCKS (Cost $2,081,315,290)	3,814,700,695

	SHORT TERM INVESTMENTS - 3.25%
	Investment Company - 3.25%
128,445,550	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	128,445,550
	Total Investment Company	128,445,550

	TOTAL SHORT TERM INVESTMENTS (Cost $128,445,550)	128,445,550

	Total Investments (Cost ($2,209,760,840) - 99.76%	3,943,146,245
	Other Assets in Excess of Liabilities - 0.24%	9,503,849
	TOTAL NET ASSETS - 100.00%	$3,952,650,094

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $311,437,598 (7.88% of net assets) at December 31, 2013.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $275,894,977 (6.98% of net assets) at December 31, 2013
(d)
Affliated company; the Fund owns 5% or more of the outstanding voting securites of the issuer. The total values of these securities amounted to $428,399,728 (10.84% of net assets) on December 31, 2013.

(e)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$2,209,760,840
Gross unrealized appreciation	1,781,565,986
Gross unrealized depreciation	(48,180,581)
Net unrealized appreciation	$1,733,385,405

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of December 31, 2013, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2013

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various evels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2013. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	581,839,866	-	-	581,839,866
Short Term Investments	31,819,810	-	-	31,819,810
Total*	613,659,676	-	-	613,659,676

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	14,575,973	-	-	14,575,973
REITS	98,240	-	-	98,240
Short Term Investments	1,903,318	-	-	1,903,318
Total*	16,577,531	-	-	16,577,531

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	480,647,720	-	-	480,647,720
Short Term Investments	70,304,751	-	-	70,304,751
Total*	550,952,471	-	-	550,952,471

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	742,316,946	-	-	742,316,946
REITS	14,669,750	-	-	14,669,750
Convertible Bonds	-	75,866,563	-	75,866,563
Corporate Bonds	-	222,845,418	-	222,845,418
Short Term Investments	266,015,664	-	-	266,015,664
Total*	1,023,002,360	298,711,981	-	1,321,714,341
Written Options	(387,250)		-	(387,250)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	585,881,143	-	-	585,881,143
Short Term Investments	15,974,012	-	-	15,974,012
Total*	601,855,155	-	-	601,855,155

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	13,016,889	-	-	13,016,889
Convertible Preferred Stocks	-	3,119,375	-	3,119,375
Preferred Stocks	-	3,982,185	-	3,982,185
Convertible Bonds	-	44,008,969	-	44,008,969
Corporate Bonds	-	158,819,419	-	158,819,419
Short Term Investments	56,147,292	-	-	56,147,292
Total*	69,164,181	209,929,948	-	279,094,129

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	181,286,598		-	181,286,598
Preferred Stocks	775,632	-	-	775,632
Short Term Investments	24,298,019	-	-	24,298,019
Total*	206,360,249	-	-	206,360,249

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	31,627,507	-	-	31,627,507
Short Term Investments	788,053	-	-	788,053
Total*	32,415,560	-	-	32,415,560

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	607,916,538	-	-	607,916,538
Short Term Investments	15,177,708	-	-	15,177,708
Total*	623,094,246	-	-	623,094,246

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	3,814,700,695	-	-	3,814,700,695
Short Term Investments	128,445,550	-	-	128,445,550
Total*	3,943,146,245	-	-	3,943,146,245

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2013:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Level 3
Fair Value as of 3/31/2013**	$-
Fair Value as of 12/31/2013**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2013. There was no change in value in the investment(s) during the period ended December 31, 2013.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Dividend Focus Fund and the Buffalo Flexible Income Fund are the only Funds that have maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2013.

The number of option contracts written and the premiums received by the Buffalo Dividend Focus Fund during the period ended December 31, 2013 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	112	15,252
Options written	-	-
Options terminated in closing transaction	(112)	(15,252)
Options exercised	-	-
Options expired	-	-
Outstanding, December 31, 2013	-	-

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended December 31, 2013 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	4,183	222,660
Options written	34,437	1,803,413
Options terminated in closing transaction	(3,101)	(330,326)
Options exercised	(6,519)	(506,192)
Options expired	(23,850)	(1,025,908)
Outstanding, December 31, 2013	5,150	163,647

The following is a summary of the location of derivative investments on the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of December 31, 2013:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$-
Buffalo Flexible Income Fund
Written Options - equity contracts	$387,250

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2013:

Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$4,617
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,225,808

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$(4,282)
Buffalo Flexible Income Fund
Written Options - equity contracts	$(53,351)

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of December 31, 2013 for the Buffalo Flexible Income Fund:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Buffalo Flexible Income Fund Written Options	$387,250	$-	$387,250	$387,250	$-	$-
	$387,250	$-	$387,250	$387,250	$-	$-

TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of December 31, 2013 amounted to $428,399,728, representing and 10.84% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at December 31, 2013 or was an affiliate during the period ended December 31, 2013 is as follows:

Buffalo Small Cap Fund

	ADTRAN, Inc.	DealerTrack Holdings Inc.	Dice Holdings Inc.	Internap Network Services Corp.	LogMeIn, Inc.	Oxford Industries, Inc.	RealD Inc.	Total

March 31, 2013
Balance
Shares	4,855,908	2,490,350	3,299,725	3,398,450	1,893,450	1,039,975	2,549,300	-
Cost	$101,810,587	$40,110,168	$38,056,552	$47,327,405	$56,650,303	$28,175,061	$40,070,877	$352,200,953

Gross Additions
Shares	-	-	-	-	135,000	-	-	-
Cost	$-	$-	$-	$-	$2,442,309	$-	$-	$2,442,309

Gross Deductions
Shares	-	-	445,925	-	-	-	74,200	-
Cost	$-	$-	$4,809,752	$-	$-	$-	$1,830,533	$6,640,285

September 30, 2012
Balance
Shares	4,855,908	2,490,350	-	3,398,450	2,028,450	1,039,975	-	-
Cost	$101,810,587	$40,110,168	$-	$47,327,405	$59,092,612	$28,175,061	$-	$276,515,833

Realized gain (loss)	$-	$-	$(1,769,615)	$-	$-	$-	$(1,044,682)	$(2,814,297)

Investment income	$1,311,095	$-	$-	$-	$-	$561,587	$-	$1,872,682

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By Kent W. Gasaway
  Kent W. Gasaway, President and Treasurer

Date  2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By Kent W. Gasaway
  Kent W. Gasaway, President and Treasurer

Date  2/20/14